Nature of operations	12 Months Ended
Mar. 31, 2018
Nature of operations

1. Nature of operations:

Toyota and its affiliated companies are primarily engaged in the design, manufacture, and sale of sedans, minivans, compact cars, sport-utility vehicles, trucks and related parts and accessories throughout the world. In addition, Toyota and its affiliated companies provide financing, vehicle and equipment leasing and certain other financial services primarily to its dealers and their customers to support the sales of vehicles and other products manufactured by Toyota and its affiliated companies.